UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Abrams Bison Investments, L.L.C.

Address: 4800 Hampden Lane, Suite 1050
         Bethesda, MD 20814


13F File Number: 028-11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gavin M. Abrams
Title:  Managing Member
Phone:  (301) 664-8900


Signature, Place and Date of Signing:


   /s/ Gavin M. Abrams           Bethesda, Maryland           August 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total:  $450,199
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number               Name

1.         028-11159                          Abrams Bison Partners, L.P.

                                           FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2      COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
--------------              --------------   --------   --------    ------------------  ----------  --------    ------------------
                                                         VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (X$1000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
--------------              --------------   --------   --------    -------   --- ----  ----------  --------    ----  ------  ----
AON CORP                          COM       037389103    67,670   1,823,000   SH          SOLE        NONE    1,823,000
AUTOZONE INC                      COM       053332102    24,153     125,000   SH          SOLE        NONE      125,000
CORELOGIC INC                     COM       21871D103     2,918     165,225   SH          SOLE        NONE      165,225
DELL INC                          COM       24702R101    37,024   3,070,000   SH          SOLE        NONE    3,070,000
FIRST AMERN FINL CORP             COM       31847R102       767      60,473   SH          SOLE        NONE       60,473
FOSTER WHEELER AG                 COM       H27178104    22,113   1,050,000   SH          SOLE        NONE    1,050,000
GENERAL DYNAMICS CORP             COM       369550108    83,741   1,430,000   SH          SOLE        NONE    1,430,000
GOODRICH CORP                     COM       382388106    19,544     295,000   SH          SOLE        NONE      295,000
HASBRO INC                        COM       418056107    21,578     525,000   SH          SOLE        NONE      525,000
HEIDRICK & STRUGGLES INTL IN      COM       422819102    29,666   1,300,000   SH          SOLE        NONE    1,300,000
INTERVAL LEISURE GROUP INC        COM       46113M108     8,065     647,767   SH          SOLE        NONE      647,767
PFIZER INC                        COM       717081103    17,041   1,195,000   SH          SOLE        NONE    1,195,000
PIONEER NAT RES CO                COM       723787107    73,398   1,234,616   SH          SOLE        NONE    1,234,616
RENAISSANCERE HOLDINGS LTD        COM       G7496G103    42,521     755,657   SH          SOLE        NONE      755,657





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